Organization (Details) (USD $)	12 Months Ended													3 Months Ended		3 Months Ended
	Dec. 31, 2013 Y acre sqft Vehicles	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013 Commercial Real Estate Properties [Member] Real_Estate_Properties sqft	Dec. 31, 2013 Total Properties Under Construction [Member] sqft Real_Estate_Properties	Dec. 31, 2013 Total Office Properties [Member] Real_Estate_Properties	Dec. 31, 2013 Class A Office Properties [Member] Real_Estate_Properties	Dec. 31, 2013 Office Properties Under Construction [Member] Real_Estate_Properties	Dec. 31, 2013 Office/Technical Properties [Member] Real_Estate_Properties	Dec. 31, 2013 Hotel Properties [Member] Real_Estate_Properties	Dec. 31, 2013 Retail Properties [Member] Real_Estate_Properties	Dec. 31, 2013 Residential Properties [Member] Real_Estate_Properties	Dec. 31, 2013 Residential Properties Under Construction [Member] Real_Estate_Properties	Mar. 31, 2014 Series Four Preferred Units [Member]	Aug. 29, 2013 Series Four Preferred Units [Member]	Mar. 31, 2014 Series Two Preferred Units [Member]	Mar. 31, 2014 Series B Cumulative Redeemable Preferred Stock [Member]	Dec. 31, 2013 Series B Cumulative Redeemable Preferred Stock [Member]	Dec. 31, 2012 Series B Cumulative Redeemable Preferred Stock [Member]	Mar. 31, 2014 Series B Preferred Units [Member]
Real Estate Properties [Line Items]
Preferred Units Liquidation Preference														$ 50.00	$ 50.00	$ 50.00
General and limited partnership interest in the operating partnership (percent)	89.50%	89.00%
Restriction on redemption of OP units from date of issuance (years)	1
One OP unit is equivalent to one share of Common Stock (in shares)	1
OP unit conversion rate (in shares)	1
Number of series of preferred units outstanding			3
OP Units for each Preferred Unit (in shares)																1.312336
Number of real estate properties				175	9	167	128	8	39	1	4	3	1
Net Rentable Area				44,400,000	2,900,000
Number of vehicles in structured parking	45,234
Area of parking (in square feet)	15,400,000
Area of undeveloped land parcels owned (in acres)	503.6
Quarterly distribution to Series Four Preferred Units														$ 0.25
Series Four Preferred Units Annual Dividend Payable Rate														2.00%
Preferred Stock, Shares Outstanding																	80,000	80,000	0	80,000
Preferred Stock, Dividend Rate, Percentage																	5.25%